UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5047

Tax-Free Fund of Colorado
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS
September 30, 2010
(unaudited)

		Ratings
Principal		Moody's/
Amount	General Obligation Bonds (21.8%)	S&P/Fitch	Value	(a)

	City & County (0.7%)

	Denver, Colorado City & County Art Museum
$2,000,000	5.000%, 08/01/15	Aaa/AAA/AAA	$2,159,220

	Metropolitan District (5.7%)

	Arapahoe, Colorado Park & Recreation District
1,070,000	5.000%, 12/01/17 NPFG Insured	A1/NR/NR	1,114,309

	Eagle - Vail, Colorado Metropolitan District
525,000	5.000%, 12/01/29	NR/A+/NR	571,190

	Foothills, Colorado Park & Recreational District
1,310,000	5.000%, 12/01/12 AGMC Insured Pre-Refunded	Aa2/NR/NR	1,379,391
1,325,000	5.000%, 12/01/13 AGMC Insured Pre-Refunded	Aa2/NR/NR	1,395,185

	Fraser Valley, Colorado Metropolitan Recreational District
1,875,000	5.000%, 12/01/25	NR/A/NR	2,033,063

	Heather Gardens, Colorado Metropolitan District
1,000,000	4.750%, 12/01/26	A3/NR/NR	1,049,260

	Hyland Hills Metro Park & Recreation District, Colorado Special Revenue Refunding & Improvement
875,000	4.375%, 12/15/26 ACA Insured	NR/NR/NR*	766,028

	Lincoln Park, Colorado Metropolitan District, Refunding & Improvement
1,535,000	5.625%, 12/01/20	NR/BBB-/NR	1,583,629

	Rocky Mountain, Colorado Fire Protection District
2,105,000	4.750%, 12/01/29	NR/AA-/NR	2,282,031

	Stonegate Village Metropolitan District, Colorado Refunding & Improvement
500,000	5.000%, 12/01/23 NPFG Insured	Baa1/A/NR	530,940
900,000	5.000%, 12/01/24 NPFG Insured	Baa1/A/NR	957,717

	North Metro Fire Rescue District, Colorado
1,200,000	4.625%, 12/01/20 AMBAC Insured	NR/AA/NR	1,322,292

	Park Creek Metropolitan District, Colorado Revenue Refunding & Improvement - Senior Property Tax Support
2,000,000	5.500%, 12/01/21 AGMC Insured	NR/AAA/BBB+	2,267,340

	Total Metropolitan District		17,252,375

	School Districts (15.4%)

	Adams & Arapahoe Counties, Colorado Joint School District #28J
2,500,000	5.500%, 12/01/23	Aa2/AA-/NR	2,929,350

	Adams & Weld Counties, Colorado School District #27J
1,000,000	5.375%, 12/01/26 NPFG Insured	Aa2/AA-/NR	1,127,750

	Adams County, Colorado School District #12 (Adams 12 Five Star Schools)
1,170,000	5.000%, 12/15/12 NPFG Insured	Aa2/NR/NR	1,230,009
830,000	5.000%, 12/15/12 NPFG Insured Pre-Refunded	Aa3/AAA/AAA	875,443

	Arapahoe County, Colorado School District #006 Littleton
1,000,000	5.250%, 12/01/21 NPFG Insured Pre-Refunded	Aa1/AA/NR	1,101,480

	Boulder Larimer & Weld Counties, Colorado
1,260,000	5.000%, 12/15/26 AGMC Insured	Aa2/AAA/NR	1,390,196
1,500,000	5.000%, 12/15/28	Aa2/AA-/NR	1,663,530

	Clear Creek, Colorado School District
1,000,000	5.000%, 12/01/16 AGMC Insured	Aa3/AAA/NR	1,085,520

	Denver, Colorado City & County School District No. 1
3,000,000	5.250%, 12/01/27	Aa2/AA-/NR	3,454,290
1,000,000	5.000%, 12/01/28 Series A	Aa2/AA-/NR	1,117,470

	Denver, Colorado City & County School District No. 1
3,000,000	3.000%, 12/01/23 Series C	Aa2/AA-/NR	3,055,620

	Douglas County, Colorado School District No. RE-1 Douglas & Elbert Counties
1,320,000	3.500%, 12/15/23	Aa1/NR/AA+	1,395,214

	El Paso County, Colorado School District #20
1,500,000	5.000%, 12/15/14 NPFG Insured Pre-Refunded	Aa2/NR/NR	1,646,775
1,085,000	5.500%, 12/15/23 NPFG Insured Pre-Refunded	Aa2/NR/BBB	1,249,974

	El Paso County, Colorado School District #20 Refunding
1,945,000	4.375%, 12/15/23	Aa2/NR/NR	2,176,027

	El Paso County, Colorado School District #38
1,110,000	5.700%, 12/01/12 Pre-Refunded	Aa2/NR/NR	1,119,402

	El Paso County, Colorado School District #49
1,000,000	5.250%, 12/01/14 NPFG Insured Pre-Refunded	Aa2/AA-/NR	1,055,850

	Garfield County, Colorado School District
1,250,000	5.000%, 12/01/17 AGMC Insured Pre-Refunded	Aa2/NR/NR	1,370,163

	Gunnison Watershed, Colorado School District
1,025,000	5.250%, 12/01/26	Aa2/AA-/NR	1,180,298

	Jefferson County, Colorado School District #R-001
3,000,000	5.250%, 12/15/25 AGMC Insured***	Aa2/AAA/NR	3,387,900

	La Plata County, Colorado School District #9
1,500,000	5.000%, 11/01/18 NPFG Insured Pre-Refunded	NR/NR/NR	1,638,000

	Pueblo County, Colorado School District #70
1,000,000	5.000%, 12/01/15 NPFG Insured	Aa2/AA-/NR	1,038,050
3,440,000	5.000%, 12/01/16 NPFG Insured	Aa2/AA-/NR	3,559,609

	Teller County, Colorado School District #2 Woodland Park
1,265,000	5.000%, 12/01/17 NPFG Insured	Aa2/AA-/NR	1,410,222

	Weld County, Colorado School District #2
1,315,000	5.000%, 12/01/15 AGMC Insured	Aa2/AAA/NR	1,406,721

	Weld County, Colorado School District #6
1,195,000	5.000%, 12/01/15 AGMC Insured Pre-Refunded	Aa2/AAA/NR	1,257,594

	Weld County, Colorado School District #8
1,115,000	5.000%, 12/01/15 AGMC Insured Pre-Refunded	Aa2/AAA/NR	1,223,445
1,385,000	5.250%, 12/01/17 AGMC Insured Pre-Refunded	Aa2/AAA/NR	1,527,129

	Total School Districts		46,673,031

	Total General Obligation Bonds		66,084,626

	Revenue Bonds (78.9%)

	Airport (3.5%)

	Denver, Colorado City & County Airport Revenue System, Series A
1,210,000	5.250%, 11/15/28	A1/A+/A+	1,325,458
3,000,000	5.250%, 11/15/29	A1/A+/A+	3,262,350

	Denver, Colorado City & County Airport Revenue System, Series A Refunding
4,340,000	5.000%, 11/15/24	A1/A+/A+	4,827,642

	Walker Field, Colorado Public Airport Authority Airport Revenue
1,000,000	5.000%, 12/01/22	Baa2/NR/NR	1,007,710

	Total Airport		10,423,160

	Electric (2.9%)

	Colorado Springs, Colorado Utilities Revenue
1,660,000	5.000%, 11/15/17 Pre-Refunded	Aa2/AA/NR	1,817,401

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A
2,000,000	4.750%, 11/15/27	Aa2/AA/AA	2,206,660

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A-1
2,000,000	4.000%, 11/15/26	Aa2/AA/AA	2,077,560

	Colorado Springs, Colorado Utilities Revenue Refunding Series B
1,285,000	5.250%, 11/15/23	Aa2/AA/AA	1,501,831

	Colorado Springs, Colorado Utilities Revenue Subordinated Lien Improvement Series B
1,160,000	5.000%, 11/15/23	Aa2/AA/AA	1,256,071

	Total Electric		8,859,523

	Higher Education (20.4%)

	Adams State College, Colorado Auxiliary Facilities Revenue Improvement Series A
1,000,000	5.200%, 05/15/27	Aa2/AA-/NR	1,112,050

	Adams State College, Colorado Auxiliary Facilities Revenue Refunding, Series B
3,275,000	4.500%, 05/15/29	Aa2/AA-/NR	3,432,102

	Boulder, Colorado Development Revenue UCAR
1,880,000	5.000%, 09/01/27 NPFG Insured	A2/A+/NR	1,920,326

	Colorado Educational & Cultural Facility Authority, Johnson & Wales
860,000	5.000%, 04/01/18 Syncora Guarantee, Inc. Insured	NR/NR/NR*	894,864

	Colorado Educational & Cultural Facility Authority, Regis University Project
1,695,000	5.000%, 06/01/24 Radian Insured	NR/BBB/NR	1,712,357

	Colorado Educational & Cultural Facility Authority, Student Housing - Campus Village Apartments Refunding
2,935,000	5.375%, 06/01/28	NR/A/NR	3,057,360

	Colorado Educational & Cultural Facility Authority, University Corp. Atmosphere Project, Refunding
1,700,000	5.000%, 09/01/22	A2/A+/NR	1,893,766
1,635,000	5.000%, 09/01/28	A2/A+/NR	1,788,576

	Colorado Educational & Cultural Facility Authority, University of Colorado Foundation Project
2,110,000	5.000%, 07/01/17 AMBAC Insured Pre-Refunded	NR/NR/NR*	2,257,763
1,865,000	5.375%, 07/01/18 AMBAC Insured Pre-Refunded	NR/NR/NR*	2,007,635

	Colorado Educational & Cultural Facility Authority Revenue Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	1,164,060

	Colorado Educational & Cultural Facility Authority Revenue Refunding, University of Denver Project, Series B
3,085,000	5.000%, 03/01/22 NPFG-FGIC Insured	A1/A+/NR	3,325,198

	Colorado Educational & Cultural Facility Authority, University of Denver Project, Series B Refunding
3,620,000	5.250%, 03/01/23 NPFG Insured	A1/A+/AA	3,931,284

	Colorado Mountain Jr. College District Student Housing Facilities Enterprise Revenue
1,000,000	4.500%, 06/01/18 NPFG Insured	Baa1/A/NR	1,034,360
1,825,000	5.000%, 06/01/23 NPFG Insured	Baa1/A/NR	1,864,913

	Colorado School of Mines Enterprise Revenue Refunding & Improvement
1,455,000	5.000%, 12/01/24	Aa2/AA-/NR	1,611,878

	Colorado School of Mines Enterprise Revenue Refunding, Institutional, Series C
2,000,000	4.600%, 12/01/29	Aa2/AA-/NR	2,124,240

	Colorado State Board of Governors University Enterprise System, Series A, Refunding and Improvement
425,000	5.000%, 03/01/17 Pre-Refunded	Aa3/NR/NR	470,564

	Colorado State Board of Governors University Enterprise System, Series A, Refunding and Improvement
1,105,000	5.000%, 03/01/17 AMBAC Insured	Aa3/NR/NR	1,184,880

	Colorado State Board of Governors University Enterprise System, Series A
930,000	5.000%, 03/01/28 AGMC Insured	Aa3/AAA/NR	1,023,465

	Colorado State COP University of Colorado at Denver Health Sciences Center Fitzsimons Academic Projects Series B
3,135,000	5.250%, 11/01/25 NPFG Pre-Refunded	Baa1/AA-/NR	3,754,539

	Mesa State College, Colorado Auxiliary Facilities Enterprise
1,000,000	5.000%, 05/15/20 Syncora Guarantee, Inc. Insured	A2/NR/NR	1,039,550

	Mesa State College, Colorado Auxiliary Facilities Enterprise
2,000,000	5.700%, 05/15/26 Pre-Refunded	Aa3/AA-/NR	2,529,080

	University of Colorado Enterprise System
1,000,000	5.000%, 06/01/11	Aa2/AA-/NR	1,029,880
2,325,000	5.000%, 06/01/15 AMBAC Insured Pre-Refunded	Aa2/AA-/NR	2,498,073
1,735,000	5.000%, 06/01/16 Pre-Refunded	Aa2/AA-/AAA	1,932,877
1,000,000	5.250%, 06/01/17 NPFG Insured Pre-Refunded	Aa2/AA-/NR	1,120,620
2,000,000	5.000%, 06/01/27	Aa2/AA-/NR	2,219,120

	University of Colorado Enterprise System Revenue, Refunding & Improvement
3,905,000	5.000%, 06/01/24 NPFG Insured	Aa2/AA-/NR	4,273,827

	University of Northern Colorado Auxiliary Facilities
1,390,000	5.000%, 06/01/15 AMBAC Insured	A1/A/NR	1,420,121

	University of Northern Colorado Revenue Refunding
1,000,000	5.000%, 06/01/24 AGMC Insured	Aa3/AAA/NR	1,060,350

	Western State College, Colorado Revenue
1,020,000	5.000%, 05/15/27 State Higher Ed. Intercept Program Insured	Aa2/AA-/NR	1,115,411

	Total Higher Education		61,805,089

	Hospital (10.1%)

	Colorado Health Facility Authority Hospital Revenue, Adventist Health/Sunbelt, Refunding
2,500,000	5.125%, 11/15/29	Aa3/AA-/AA-	2,583,900

	Colorado Health Facility Authority Hospital Revenue, Catholic Health
1,000,000	4.750%, 09/01/25 AGMC Insured	Aa2/AA+/AA	1,075,600

	Colorado Health Facility Authority Hospital Revenue, Evangelical Lutheran Project Refunding
1,575,000	5.250%, 06/01/19	A3/A-/NR	1,655,782

	Colorado Health Facility Authority Hospital Revenue, Evangelical Lutheran Project Refunding
1,000,000	5.250%, 06/01/21	A3/A-/NR	1,033,490
2,000,000	5.250%, 06/01/24	A3/A-/NR	2,037,040

	Colorado Health Facility Authority Hospital Revenue, NCMC, Inc., Project
2,000,000	5.250%, 05/15/26 Series A AGMC Insured	NR/AAA/AA+	2,191,200

	Colorado Health Facility Authority Hospital Revenue, Poudre Valley Health Care Series F Refunding
4,760,000	5.000%, 03/01/25	A2/A/NR	4,861,578

	Colorado Health Facility Authority Hospital Revenue Refunding, Catholic Health, Series A
2,000,000	5.250%, 07/01/24	Aa2/AA/AA	2,232,720

	Colorado Health Facility Authority Hospital Revenue, Valley View Hospital Association, Refunding
1,500,000	5.500%, 05/15/28	NR/BBB/NR	1,552,665

	Colorado Health Facility Authority Revenue, Catholic Health Initiatives, Series D
2,000,000	5.000%, 10/01/16	Aa2/AA/AA	2,298,080
1,000,000	6.000%, 10/01/23	Aa2/AA/AA	1,164,580

	Colorado Health Facility Authority Revenue, Sisters Leavenworth, Refunding
3,000,000	5.250%, 01/01/25	Aa3/AA/AA-	3,262,920

	Denver, Colorado Health & Hospital Authority Healthcare, Revenue Series A Refunding
2,000,000	5.000%, 12/01/18	NR/BBB/BBB+	2,053,120
1,500,000	5.000%, 12/01/19	NR/BBB/BBB+	1,527,735

	Park Hospital District Larimer County, Colorado Limited Tax Revenue
1,010,000	4.500%, 01/01/21 AGMC Insured	Aa3/AAA/NR	1,082,397

	Total Hospital		30,612,807

	Housing (1.7%)

	Colorado Housing & Finance Authority
215,000	6.050%, 10/01/16 Series 1999A3	Aa2/NR/NR	228,769
5,000	6.125%, 11/01/23 Series 1998D3	Aa2/NR/NR	5,335

	Colorado Housing & Finance Authority, Single Family Program Refunding
70,000	5.000%, 08/01/13 Series 2001 Series B	A1/A+/NR	69,986

	Colorado Housing Finance Authority, Single Family Mortgage
15,000	5.700%, 10/01/22 Series 2000C3	Aa2/AA/NR	15,957

	Colorado Housing & Finance Authority, Single Family Mortgage Class II
1,000,000	5.500%, 11/01/29	Aaa/AAA/NR	1,062,180

	Colorado Housing Finance Authority, Single Family Mortgage Class III Series A-5
2,495,000	5.000%, 11/01/34	A1/A+/NR	2,536,143

	Colorado Housing Finance Authority, Single Family Mortgage Subordinated
30,000	5.400%, 10/01/12 Series 2000D	A1/A+/NR	30,372

	Colorado Housing and Finance Authority, Multi-Family Project C1-II Series A-2
1,000,000	5.400%, 10/01/29	Aa2/AA/NR	1,062,190

	Total Housing		5,010,932

	Lease (19.6%)

	Adams 12 Five Star Schools, Colorado COP
1,770,000	4.625%, 12/01/24	Aa3/A+/NR	1,888,130
500,000	5.000%, 12/01/25	Aa3/A+/NR	545,375

	Adams County, Colorado Corrections Facility COP, Series B
1,600,000	5.000%, 12/01/26	Aa2/AA/NR	1,744,032

1,200,000	5.125%, 12/01/27	Aa2/AA/NR	1,313,196

	Alamosa, Colorado COP Municipal Complex Project
1,100,000	4.750%, 02/15/25	NR/A/NR	1,149,841

	Aurora, Colorado COP
2,105,000	5.250%, 12/01/13 AMBAC Insured Pre-Refunded	NR/AA-/NR	2,121,524

	Aurora, Colorado COP, Refunding
1,500,000	5.000%, 12/01/26 Series A	Aa2/AA-/NR	1,657,560

	Brighton, Colorado COP Refunding
1,865,000	5.000%, 12/01/24 Series A AGMC Insured	Aa3/AAA/NR	2,048,721

	Broomfield, Colorado COP
2,500,000	5.100%, 12/01/12 AMBAC Insured	A1/NR/NR	2,518,000

	Broomfield, Colorado COP
2,000,000	4.500%, 12/01/28**	Aa3/NR/NR	2,096,320

	Colorado Educational & Cultural Facilities Authority Revenue, Aurora Academy Project
1,255,000	5.250%, 02/15/24 Syncora Guarantee, Inc. Insured	NR/A/NR	1,294,256

	Colorado Educational & Cultural Facilities Authority Revenue, Ave Maria School Project Refunding
1,000,000	4.850%, 12/01/25 Radian Insured	NR/NR/NR*	932,700

	Colorado Educational & Cultural Facilities Authority Revenue, Charter School - James, Refunding & Improvement
3,000,000	5.000%, 08/01/27 CIFG Insured	NR/A/NR	3,094,200

	Colorado Educational & Cultural Facilities Authority Revenue, Peak to Peak Charter School, Refunding
1,500,000	5.250%, 08/15/24 Syncora Guarantee, Inc. Insured	NR/A/NR	1,572,405

	Colorado State Higher Education Capital Construction Lease
3,000,000	5.250%, 11/01/23	Aa2/AA-/NR	3,368,580
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	1,923,440

	Denver, Colorado City and County COP (Botanical Gardens)
2,015,000	5.250%, 12/01/22	Aa2/AA+/AA+	2,292,324

	Denver, Colorado City and County COP (Roslyn Fire)
1,835,000	5.000%, 12/01/15	Aa1/AA+/AA	1,909,776

	Douglas County, Colorado School District No. RE-1 Douglas & Elbert Counties COP
3,075,000	5.000%, 01/15/29	Aa2/NR/NR	3,291,941

	El Paso County, Colorado COP (Pikes Peak Regional Development Authority)
1,925,000	5.000%, 12/01/18 AMBAC Insured	NR/AA-/NR	2,062,214

	El Paso County, Colorado COP School District #49 Falcon, Series A
2,560,000	5.000%, 12/15/30 NPFG Insured	Aa3/A/NR	2,752,870

	Fort Collins, Colorado Lease COP Series A
3,020,000	4.750%, 06/01/18 AMBAC Insured	Aa1/NR/NR	3,242,755

	Fremont County, Colorado COP Refunding & Improvement Series A
2,075,000	5.000%, 12/15/18 NPFG Insured	Baa1/A/NR	2,168,832

	Garfield County, Colorado COP Public Library District
1,000,000	5.375%, 12/01/27	NR/A/NR	1,075,110

	Gypsum, Colorado COP
1,050,000	5.000%, 12/01/28	NR/A+/NR	1,104,705

	Lakewood, Colorado COP
1,440,000	5.200%, 12/01/13 AMBAC Insured Pre-Refunded	NR/AA-/NR	1,451,189

	Northern Colorado Water Conservancy District COP
1,000,000	5.000%, 10/01/15 NPFG Insured	Baa1/AA-/NR	1,050,400

	Pueblo, Colorado COP (Police Complex Project)
2,170,000	5.500%, 08/15/22 AGMC Insured	Aa3/AAA/NR	2,493,243

	Rangeview Library District Project, Colorado COP
2,210,000	5.000%, 12/15/26 AGMC Insured	Aa3/AAA/NR	2,455,929
1,000,000	5.000%, 12/15/28 AGMC Insured	Aa3/AAA/NR	1,098,540

	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	Aa3/AAA/NR	1,592,495

	Total Lease		59,310,603

	Sales Tax (7.1%)

	Boulder, Colorado Open Space Capital Improvement
1,630,000	5.000%, 07/15/17 NPFG Insured Pre-Refunded	Aa1/AA/NR	1,760,253

	Boulder County, Colorado Open Space Capital Improvement Series A
1,500,000	5.000%, 01/01/24 AGMC Insured	Aa3/AAA/NR	1,617,270

	Commerce City, Colorado Sales & Use Tax Revenue
1,000,000	5.000%, 08/01/21 AMBAC Insured	NR/A+/NR	1,094,330

	Douglas County, Colorado Sales & Use Tax Open Space Revenue
1,780,000	5.500%, 10/15/12 AGMC Insured Pre-Refunded	Aa3/AAA/AA	1,782,599

	Golden, Colorado Sales & Use Tax
1,265,000	5.000%, 12/01/12 AMBAC Insured	NR/A/NR	1,319,079

	Gunnison, Colorado Sales & Use Tax Revenue
1,215,000	4.200%, 12/01/27 Syncora Guarantee, Inc. Insured	NR/A-/NR	1,235,995

	Gypsum County, Colorado Sales Tax & General Fund Revenue
1,690,000	5.250%, 06/01/30 AGMC Insured	NR/AAA/NR	1,780,297

	Jefferson County, Colorado Open Space Sales Tax
1,600,000	5.000%, 11/01/13 AMBAC Insured Pre-Refunded	Aa2/AA-/AA	1,680,080
1,080,000	5.000%, 11/01/14 AMBAC Insured Pre-Refunded	Aa2/AA-/AA	1,134,054

	Larimer County, Colorado Sales Tax Revenue Bond
1,000,000	5.500%, 12/15/12 AMBAC Insured Pre-Refunded	Aa3/AA-/NR	1,010,300

	Longmont, Colorado Sales & Use Tax
1,875,000	5.500%, 11/15/14 Pre-Refunded	NR/AA+/NR	1,886,025

	Park Meadows Business Implementation District, Colorado Shared Sales Tax Revenue Bond
1,500,000	5.300%, 12/01/27	NR/NR/NR*	1,367,370

	Steamboat Springs, Colorado Redevelopment Authority Tax Increment Refunding & Improvement, Base Area Redevelopment Project
2,575,000	4.500%, 12/01/26	A1/NR/NR	2,685,828

	Thornton, Colorado Sales Tax
1,000,000	5.000%, 09/01/14 AGMC Insured	Aa3/AAA/NR	1,037,910

	Total Sales Tax		21,391,390

	Transportation (4.2%)

	E-470 Public Highway Authority, Colorado Revenue Series D2
4,000,000	5.000%, 09/01/39 NPFG Insured	Baa1/A/BBB-	4,256,480

	Northwest Parkway, Colorado Public Highway Authority Series A
2,515,000	5.150%, 06/15/14 AMBAC Insured Pre-Refunded	NR/NR/NR*	2,642,963

	Regional Transportation District, Colorado COP, Series A
3,500,000	5.000%, 06/01/25 AMBAC Insured	Aa3/A+/AA-	3,692,780

	Regional Transportation District, Colorado Sales Tax Revenue
2,000,000	5.000%, 11/01/13 NPFG Insured Pre-Refunded	Aa2/AAA/AA+	2,026,920

	Total Transportation		12,619,143

	Water & Sewer (7.4%)

	Boulder, Colorado Water & Sewer Revenue
1,000,000	5.400%, 12/01/14 Pre-Refunded	Aa1/AAA/NR	1,008,080

	Broomfield, Colorado Sewer and Waste Water Revenue
1,985,000	5.000%, 12/01/15 AMBAC Insured	A1/NR/NR	2,092,031

	Broomfield, Colorado Water Activity Enterprise
1,500,000	5.300%, 12/01/12 NPFG Insured	Aa3/NR/NR	1,526,250
1,730,000	5.250%, 12/01/13 NPFG Insured	Aa3/NR/NR	1,759,946

	Colorado Water Resource & Power Development Authority
2,675,000	5.000%, 09/01/16 NPFG Insured	Baa1/A/NR	2,899,459
1,855,000	5.000%, 09/01/17 NPFG Insured	Baa1/A/NR	1,993,550

	Colorado Water Resource & Power Development Authority Clean Water Revenue Series A
1,375,000	5.000%, 09/01/12 Pre-Refunded	Aaa/AAA/AAA	1,433,781
260,000	5.000%, 09/01/12 Un-Refunded portion	Aaa/AAA/AAA	270,556

	Colorado Water Resource & Power Development Authority Clean Water Revenue Series A
2,595,000	4.000%, 09/01/29	Aaa/AAA/AAA	2,693,947

	Colorado Water Resource & Power Development Authority Small Water Resource Series A
600,000	5.550%, 11/01/13 NPFG Insured Un-Refunded portion	NR/A/NR	601,740
400,000	5.550%, 11/01/13 NPFG Insured Pre-Refunded	NR/A/NR	401,500

	Denver, Colorado City and County Wastewater Revenue
1,560,000	5.000%, 11/01/15 NPFG Insured	Aa2/AAA/AA+	1,699,448

	Erie, Colorado Water Enterprise Revenue, Series A
1,000,000	5.000%, 12/01/25 AGMC Insured	Aa3/NR/NR	1,106,180

	Greeley, Colorado Water Revenue
1,920,000	4.200%, 08/01/24 NPFG Insured	Aa2/AA-/NR	1,998,374

	Pueblo, Colorado Board Water Works
1,000,000	5.500%, 11/01/10 AGMC Insured	Aa2/AAA/NR	1,003,300

	Total Water & Sewer		22,488,142

	Miscellaneous Revenue (2.0%)

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Kent Denver School Project
1,000,000	5.000%, 10/01/30	NR/A-/NR	1,045,660

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Vail Mountain School Project
1,820,000	6.000%, 05/01/30	NR/BBB-/NR	1,906,250

	Colorado Educational & Cultural Facility Authority Revenue Charter School, Colorado Springs Charter Academy
3,020,000	5.250%, 07/01/28	NR/A/NR	3,131,649

	Total Miscellaneous Revenue		6,083,559

	Total Revenue Bonds		238,604,348

Total Investments (cost $288,366,501-note b)	100.7%	304,688,974
Other assets less liabilities	(0.7)	(2,193,745)
Net Assets	100.0%	$302,495,229

* Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if  a credit rating were to be assigned by  a rating service.

** Security purchased on a delayed delivery or when-issued basis.

*** Security pledged as collateral for the Fund's delayed delivery or when - issued commitments.

Percent of
Portfolio Distribution By Quality Rating	Investments 1
Aaa of Moody's or AAA of S&P or Fitch	12.4%
Pre-Refunded Bonds 2 / Escrowed to Maturity Bonds	18.2
Aa of Moody's or AA of S&P or Fitch	37.2
A of Moody's or S&P or Fitch	27.2
Baa of Moody's or BBB of S&P or Fitch	3.7
Not rated*	1.3
100.0%

1 Calculated using the highest rating of the three rating services.

2 Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:

ACA - American Capital Assurance Financial Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
COP - Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated
UCAR - University Corporation for Atmospheric Research

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
TAX-FREE FUND OF COLORADO
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $288,337,826 amounted to $16,351,148, which consisted of aggregate gross unrealized appreciation of $16,668,933 and aggregate gross unrealized depreciation of $317,785.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	304,688,974
Level 3 – Significant Unobservable Inputs	-
Total	$304,688,974

+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND OF COLORADO

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 26, 2010

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November 26, 2010